STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - Shares at Dec. 31, 2013	11,509,000
Beginning Balance - Amount at Dec. 31, 2013	$ 115	$ 692,385	$ (882,286)	$ (189,786)
Shares issued for mineral property interest, shares	35,000,000
Shares issued for mineral property interest, amount	$ 350	229,830		230,180
Net loss for the year			(118,417)	(118,417)
Ending Balance, Shares at Dec. 31, 2014	46,509,000
Ending Balance, Amount at Dec. 31, 2014	$ 465	922,215	(1,000,703)	(78,023)
Shares issued for debt, amount	$ 12	53,201		53,213
Shares issued for debt, shares	1,149,000
Shares issued for consulting services, shares	1,469,825
Shares issued for consulting services, amount	$ 1,470	27,927		29,397
Warrants issued for consulting services		66,721		66,721
Net loss for the year			(411,321)	(411,321)
Ending Balance, Shares at Dec. 31, 2015	49,127,825
Ending Balance, Amount at Dec. 31, 2015	$ 1,947	$ 1,070,064	$ (1,412,024)	(340,013)
Net loss for the year				(148,121)
Ending Balance, Amount at Jun. 30, 2016				$ (488,134)